Investments in Affiliates	12 Months Ended
Jun. 30, 2026
Investments in Affiliates [Abstract]
Investments in affiliates

(8) Investments in affiliates

Investments in affiliate consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Qingdao Huiju Laixi Intelligent Technology Co., Ltd.	-	103,895
Yanbense Food Technology (Shenzhen) Co., Ltd.	-	239
Less: impairment loss of equity-method investment	-	239
Total	-	103,895

As of June 30, 2026, investments in affiliates primarily consist of the Group’s 49% equity interest in Qingdao Huiju Laixi Intelligent Technology Co., Ltd. and 40% equity interest in Yanbense Food Technology (Shenzhen) Co., Ltd., which are accounted for using the equity method. The Group recorded an investment loss of nil and an investment loss of RMB10,354 in share of loss of affiliates in the consolidated statement of operations and comprehensive loss for the fiscal years ended June 30, 2025 and 2026, respectively. Impairment loss of RMB239 has been recorded on the investments accounted for under equity method for the fiscal year ended June 30, 2026, while no impairment was recorded for the fiscal year ended June 30, 2025.